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March 10, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
    ML of New York Consults Annuity - 333-90430

Commissioners:

ML Life Insurance Company of New York (the "Company"), on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended December 31, 2005, for the following underlying mutual funds ("Funds") in which Registrant invests:

ANNUAL REPORT FILINGS:

FAM VARIABLE SERIES FUNDS, INC.
Mercury Domestic Money Market V.I. Fund

MLIG VARIABLE INSURANCE TRUST
Roszel/William Blair International Portfolio
Roszel/Delaware Small-Mid Cap Growth Portfolio
Roszel/Alliance Large Cap Core Portfolio
Roszel/Lazard International Portfolio
Roszel/Lord Abbett Government Securities Portfolio
Roszel/Lord Abbett Large Cap Value Portfolio
Roszel/MLIM Fixed Income Portfolio
Roszel/MLIM Relative Value Portfolio
Roszel/Loomis Sayles Large Cap Growth Portfolio
Roszel/NWQ Small Cap Value Portfolio
Roszel/Rittenhouse Large Cap Growth Portfolio
Roszel/Franklin Templeton Mid Cap Growth Portfolio
Roszel/Fayez Sarofim Large Cap Core Portfolio
Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio

The Company understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
-------------------------------------

                      ML Life Insurance Company of New York
                            1300 Merrill Lynch Drive
                          Pennington, New Jersey 08534
                  Home Office: 222 Broadway, New York, New York